Related Parties	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Parties

Note 20.  Related Parties

Prior to the separation, the Company had not historically operated as a stand-alone business.  After the separation, the Company has entered into commercial arrangements with both RRD and Donnelley Financial. Under the terms of the commercial arrangements, RRD continues to provide, among other things, logistics, premedia, production and sales services to LSC Communications.  In addition, LSC Communications continues to provide sales support services to RRD’s Asia and Mexico print and graphics management businesses in order to facilitate the importing of books and related products to the U.S. RRD also provides LSC Communications certain global outsourcing, technical support and other services.  LSC Communications also continues to provide print and bind services for Donnelley Financial.

Allocations from RRD

Prior to the separation, RRD provided LSC Communications certain services, which included, but were not limited to, information technology, finance, legal, human resources, internal audit, treasury, tax, investor relations and executive oversight. RRD charged the Company for these services based on direct usage, when available, with the remainder allocated on a pro rata basis by revenue, headcount, or other measures.  These allocations were reflected as follows in the consolidated and combined financial statements:

	Nine months ended September 30,	Year ended December 31,
	2016	2015	2014
Costs of goods sold	$67	$78	$84
Selling, general and administrative	114	158	178
Depreciation and amortization	5	7	8
Total allocations from RRD	$186	$243	$270

The Company considered the expense methodologies and financial results to be reasonable for all periods presented.  However, these allocations may not be indicative of the actual expenses that may have been incurred as an independent public company or the costs LSC Communications may incur in the future.

After the separation, the Company no longer records allocations from RRD. The Company records transactions with RRD as external arms-length transactions in the Company’s consolidated and combined financial statements.

Related Party Receivables and Payables

As of December 31, 2016, the Company had $62 million and $56 million of trade receivables and payables, respectively, with RRD.  The Company also had $3 million and $1 million of trade receivables and payables, respectively, with Donnelley Financial.  As of December 31, 2015, the Company had no trade receivables or payables due from or to RRD or Donnelley Financial.

In addition, receivables as of December 31, 2016 included a $10 million non-trade receivable owed by RRD that is expected to be paid in 2017.

Related Party Revenues

LSC Communications generates a portion of net revenue from sales to RRD’s subsidiaries and Donnelley Financial.  Net revenues from related party sales were $103 million, $64 million, and $63 million for the years ended December 31, 2016, 2015 and 2014, respectively.  These amounts are included in the consolidated and combined statements of income.

Related Party Purchases

LSC Communications utilizes RRD for freight, logistics and premedia services.  Included in the consolidated and combined financial statements were costs of sales related to freight, logistics and premedia services purchased from RRD of $208 million, $216 million and $244 million for the years ended December 31, 2016, 2015 and 2014, respectively. Prior to the separation, related party receivables and payables with RRD were reflected within net parent company investment.